Cover	Mar. 27, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Original Report”), filed by OSR Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on April 2, 2026, is being filed solely to replace Exhibit 10.1 with a corrected version of the agreement to reflect certain clerical errors, including correction of the stated per share price. No other changes have been made to the Original Report, and this Amendment does not modify, amend or update any other disclosures contained in the Original Report.
Document Period End Date	Mar. 27, 2026
Entity File Number	001-41390
Entity Registrant Name	OSR HOLDINGS, INC.
Entity Central Index Key	0001840425
Entity Tax Identification Number	84-5052822
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10900 NE 4th Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98004
City Area Code	425
Local Phone Number	635-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OSRH
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	OSRHW
Security Exchange Name	NASDAQ